PORTFOLIO OF INVESTMENTS
as of August 31, 2023 (Unaudited)
1
Voya Multi-Manager Mid Cap
Value Fund
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK : 97.4%
Communication Services : 1.1%
548
Electronic Arts, Inc.
$ 65,749
0.1
1,575
Fox Corp. - Class A
52,069
0.0
3,475  Interpublic Group of
Cos., Inc.
113,320
0.1
569
(1)
Liberty Media Corp.-
Liberty Formula One
- Class C, Tracking
Stock
39,142
0.0
10,745
(1)
Live Nation
Entertainment, Inc.
908,275
0.7
241  Madison Square
Garden Sports Corp.
42,898
0.0
1,413  New York Times Co.
- Class A
62,553
0.0
5,110
News Corp. - Class A
109,814
0.1
336  Nexstar Media Group,
Inc.
54,701
0.0
1,624
Omnicom Group, Inc.
131,560
0.1
1,580,081
1.1
Consumer Discretionary : 12.4%
13,900
(1)
Aptiv PLC
1,410,155
1.0
1,212
Aramark
45,062
0.0
435
(1)
AutoNation, Inc.
68,334
0.1
1,798
Best Buy Co., Inc.
137,457
0.1
42,014
BorgWarner, Inc.
1,712,071
1.2
1,840
Boyd Gaming Corp.
123,041
0.1
1,097
Brunswick Corp.
86,795
0.1
576  Columbia Sportswear
Co.
42,244
0.0
8,100  Darden Restaurants,
Inc.
1,259,631
0.9
6,924  Dick's Sporting Goods,
Inc.
805,538
0.6
938
(1)
Dollar Tree, Inc.
114,774
0.1
1,107
DR Horton, Inc.
131,755
0.1
1,190
eBay, Inc.
53,288
0.0
1,184
Garmin Ltd.
125,528
0.1
3,564
Gentex Corp.
116,400
0.1
1,692
Genuine Parts Co.
260,111
0.2
572
(1)
Grand Canyon
Education, Inc.
67,067
0.1
6,900  Hilton Worldwide
Holdings, Inc.
1,025,685
0.7
598  Hyatt Hotels Corp.
- Class A
67,221
0.1
1,210
Lear Corp.
174,349
0.1
3,505
Lennar Corp. - Class A
417,410
0.3
5,510
LKQ Corp.
289,440
0.2
402  Marriott Vacations
Worldwide Corp.
43,693
0.0
4,697  MGM Resorts
International
206,574
0.2
70
(1)
NVR, Inc.
446,413
0.3
867  Penske Automotive
Group, Inc.
142,448
0.1
1,303
(1)
Phinia, Inc.
36,223
0.0
1,138
Polaris, Inc.
127,558
0.1
4,519
PulteGroup, Inc.
370,829
0.3
11,522
Ralph Lauren Corp.
1,343,811
1.0
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Consumer Discretionary: (continued)
15,800
Ross Stores, Inc.
$ 1,924,598
1.4
2,863
(1)
Skechers USA, Inc.
- Class A
144,038
0.1
30,777
Tapestry, Inc.
1,025,490
0.7
1,741  Tempur Sealy
International, Inc.
81,340
0.1
2,101
Thor Industries, Inc.
220,227
0.2
4,699
Toll Brothers, Inc.
384,989
0.3
308
(1)
TopBuild Corp.
89,345
0.1
209
Vail Resorts, Inc.
47,301
0.0
785
Williams-Sonoma, Inc.
110,842
0.1
13,000
Yum! Brands, Inc.
1,681,940
1.2
16,961,015
12.4
Consumer Staples : 3.6%
5,658  Albertsons Cos., Inc.
- Class A
126,739
0.1
19,402
(1)
BJ's Wholesale Club
Holdings, Inc.
1,307,501
0.9
1,280
Campbell Soup Co.
53,376
0.0
1,186  Casey's General
Stores, Inc.
289,870
0.2
2,487
Conagra Brands, Inc.
74,312
0.1
670
(1)
Darling Ingredients,
Inc.
41,379
0.0
4,270
Flowers Foods, Inc.
100,601
0.1
1,255
Ingredion, Inc.
129,152
0.1
845
J M Smucker Co.
122,483
0.1
1,147
Kellogg Co.
69,990
0.0
4,961
Kroger Co.
230,141
0.2
475
McCormick & Co., Inc.
38,988
0.0
1,251  Molson Coors
Beverage Co. - Class
B
79,426
0.1
822
(1)
Post Holdings, Inc.
73,742
0.1
10
Seaboard Corp.
37,703
0.0
16,825
Sysco Corp.
1,171,861
0.9
19,000  Tyson Foods, Inc.
- Class A
1,012,130
0.7
1,368
(1)
US Foods Holding
Corp.
55,308
0.0
5,014,702
3.6
Energy : 4.0%
2,906  Chesapeake Energy
Corp.
256,338
0.2
69,583
Coterra Energy, Inc.
1,961,545
1.4
30,369
Devon Energy Corp.
1,551,552
1.1
1,097  Diamondback Energy,
Inc.
166,503
0.1
6,600
Hess Corp.
1,019,700
0.8
2,161
HF Sinclair Corp.
119,050
0.1
2,021
ONEOK, Inc.
131,769
0.1
2,250
Phillips 66
256,860
0.2
5,463,317
4.0
Financials : 13.1%
1,493  Affiliated Managers
Group, Inc.
200,077
0.1
1,115
Aflac, Inc.
83,146
0.1

PORTFOLIO OF INVESTMENTS
as of August 31, 2023 (Unaudited) (continued)

Voya Multi-Manager Mid Cap
Value Fund
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Financials: (continued)
13,700  American Financial
Group, Inc.
$ 1,588,104
1.2
3,427  Annaly Capital
Management, Inc.
69,465
0.1
1,722
(1)
Arch Capital Group
Ltd.
132,353
0.1
321  Arthur J Gallagher &
Co.
73,984
0.1
33,200  Bank of New York
Mellon Corp.
1,489,684
1.1
1,161
Brown & Brown, Inc.
86,030
0.1
585  Cboe Global Markets,
Inc.
87,580
0.1
1,290  Discover Financial
Services
116,190
0.1
1,306  Evercore, Inc. - Class
A
182,905
0.1
4,676
Everest Re Group Ltd.
1,686,540
1.2
2,319  Fidelity National
Financial, Inc.
96,007
0.1
755  First American
Financial Corp.
46,568
0.0
2,588  Franklin Resources,
Inc.
69,203
0.0
13,948
Global Payments, Inc.
1,767,072
1.3
680
Globe Life, Inc.
75,868
0.1
20,118  Hartford Financial
Services Group, Inc.
1,444,875
1.1
727
Houlihan Lokey, Inc.
76,582
0.1
61,500  Huntington
Bancshares, Inc.
682,035
0.5
549  Interactive Brokers
Group, Inc. - Class A
50,003
0.0
2,464  Janus Henderson
Group PLC
67,686
0.0
652
Loews Corp.
40,483
0.0
6,703  MGIC Investment
Corp.
117,839
0.1
93
MSCI, Inc.
50,557
0.0
1,226
Nasdaq, Inc.
64,341
0.0
63,931  Old Republic
International Corp.
1,748,513
1.3
1,217  Principal Financial
Group, Inc.
94,573
0.1
7,700
Progressive Corp.
1,027,719
0.7
21,900  Prosperity Bancshares,
Inc.
1,244,139
0.9
452  Reinsurance Group of
America, Inc.
62,656
0.0
6,309
Rithm Capital Corp.
65,046
0.0
809
RLI Corp.
106,400
0.1
1,720
SEI Investments Co.
106,743
0.1
691
State Street Corp.
47,499
0.0
2,369
Synchrony Financial
76,471
0.1
12,814  T Rowe Price Group,
Inc.
1,438,115
1.0
963
Unum Group
47,370
0.0
23,427
W. R. Berkley Corp.
1,449,194
1.1
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Financials: (continued)
304  Willis Towers Watson
PLC
$ 62,855
0.0
18,022,470
13.1
Health Care : 6.7%
876
(1)
Acadia Healthcare Co.,
Inc.
67,540
0.0
8,500  Agilent Technologies,
Inc.
1,029,095
0.8
4,079
Cardinal Health, Inc.
356,219
0.3
241
(1)
Charles River
Laboratories
International, Inc.
49,844
0.0
73
Chemed Corp.
37,335
0.0
3,578
Cooper Cos., Inc.
1,323,824
1.0
1,942  Encompass Health
Corp.
137,960
0.1
948
(1)
Enovis Corp.
53,126
0.0
356
(1)
Fortrea Holdings, Inc.
9,808
0.0
747
(1)
Globus Medical, Inc.
- Class A
40,413
0.0
2,127
(1)
Henry Schein, Inc.
162,800
0.1
19,539
(1)
Hologic, Inc.
1,460,345
1.1
356  Laboratory Corp. of
America Holdings
74,084
0.1
2,482
(1)
Molina Healthcare, Inc.
769,718
0.6
2,334
Premier, Inc. - Class A
50,251
0.0
999
(1)
QIAGEN NV
45,444
0.0
13,051
Quest Diagnostics, Inc.
1,716,206
1.3
220
STERIS PLC
50,510
0.0
1,154
(1)
Tenet Healthcare Corp.
89,504
0.1
284
(1)
United Therapeutics
Corp.
63,718
0.0
1,220  Universal Health
Services, Inc. - Class B
164,334
0.1
12,710  Zimmer Biomet
Holdings, Inc.
1,514,015
1.1
9,266,093
6.7
Industrials : 24.6%
1,743
A. O. Smith Corp.
126,368
0.1
708
Acuity Brands, Inc.
114,186
0.1
2,220
AECOM
194,805
0.1
12,799
AGCO Corp.
1,657,855
1.2
1,153
Air Lease Corp.
46,996
0.0
34,537
(1)
Alaska Air Group, Inc.
1,449,518
1.1
2,924  Allison Transmission
Holdings, Inc.
176,756
0.1
856
AMETEK, Inc.
136,541
0.1
3,108
(1)
Builders FirstSource,
Inc.
450,784
0.3
960  BWX Technologies,
Inc.
70,810
0.1
336
(1)
CACI International, Inc.
- Class A
110,211
0.1
617
Carlisle Cos., Inc.
162,283
0.1
20,174
Carrier Global Corp.
1,158,996
0.8
601  CH Robinson
Worldwide, Inc.
54,348
0.0
1,266
(1)
Clean Harbors, Inc.
214,384
0.2

PORTFOLIO OF INVESTMENTS
as of August 31, 2023 (Unaudited) (continued)

Voya Multi-Manager Mid Cap
Value Fund
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Industrials: (continued)
10,487
CNH Industrial NV
$ 144,511
0.1
1,530
(1)
Core & Main, Inc.
- Class A
50,245
0.0
979
Crane Holdings Co.
58,113
0.0
450
Cummins, Inc.
103,518
0.1
451
Curtiss-Wright Corp.
93,804
0.1
2,131
Delta Air Lines, Inc.
91,377
0.1
1,644
Donaldson Co., Inc.
105,002
0.1
755
Dover Corp.
111,967
0.1
1,217
EMCOR Group, Inc.
272,912
0.2
919
Esab Corp.
66,324
0.1
2,483  Expeditors
International of
Washington, Inc.
289,791
0.2
394
Ferguson PLC
63,655
0.0
1,510
Fortive Corp.
119,064
0.1
3,504  Fortune Brands
Innovations, Inc.
241,846
0.2
7,765
(1)
FTI Consulting, Inc.
1,442,892
1.1
37,474
Genpact Ltd.
1,398,904
1.0
1,228
Graco, Inc.
96,938
0.1
613
(1)
GXO Logistics, Inc.
39,214
0.0
594
Hexcel Corp.
43,540
0.0
952  Howmet Aerospace,
Inc.
47,095
0.0
2,497
Hubbell, Inc.
814,147
0.6
435  Huntington Ingalls
Industries, Inc.
95,839
0.1
369
IDEX Corp.
83,542
0.1
1,169
Ingersoll Rand, Inc.
81,374
0.1
1,165
ITT, Inc.
119,156
0.1
630
Jacobs Solutions, Inc.
84,937
0.1
9,022  JB Hunt Transport
Services, Inc.
1,695,053
1.2
639
(1)
Kirby Corp.
52,928
0.0
4,886  Knight-Swift
Transportation
Holdings, Inc.
267,851
0.2
4,862
Landstar System, Inc.
922,856
0.7
18,309
Leidos Holdings, Inc.
1,785,311
1.3
395  Lennox International,
Inc.
148,840
0.1
4,000  Lincoln Electric
Holdings, Inc.
769,840
0.6
12,923
ManpowerGroup, Inc.
1,019,237
0.7
3,788
Masco Corp.
223,530
0.2
4,967  MDU Resources
Group, Inc.
101,128
0.1
11,411
(1)
Middleby Corp.
1,661,328
1.2
276
MSA Safety, Inc.
50,420
0.0
1,170  MSC Industrial Direct
Co., Inc. - Class A
119,410
0.1
610
Nordson Corp.
148,925
0.1
1,919
nVent Electric PLC
108,500
0.1
7,970
Oshkosh Corp.
827,525
0.6
1,882
Otis Worldwide Corp.
161,005
0.1
7,881
Owens Corning
1,134,155
0.8
3,160
PACCAR, Inc.
260,036
0.2
2,164
Parker-Hannifin Corp.
902,172
0.7
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Industrials: (continued)
699
Pentair PLC
$ 49,112
0.0
807
Quanta Services, Inc.
169,365
0.1
626
Regal Rexnord Corp.
101,531
0.1
9,761
Republic Services, Inc.
1,406,853
1.0
1,722  Robert Half
International, Inc.
127,359
0.1
657
Ryder System, Inc.
66,160
0.0
258
(1)
Saia, Inc.
109,960
0.1
2,924  Schneider National,
Inc. - Class B
84,533
0.1
990  Science Applications
International Corp.
116,483
0.1
689
Snap-on, Inc.
185,065
0.1
2,055
Southwest Airlines Co.
64,938
0.0
701  SS&C Technologies
Holdings, Inc.
40,251
0.0
648
Tetra Tech, Inc.
101,963
0.1
27,400
Textron, Inc.
2,129,254
1.6
1,136
Timken Co.
86,813
0.1
12,600
Toro Co.
1,289,232
0.9
669  Trane Technologies
PLC
137,319
0.1
10,600
TransUnion
860,932
0.6
1,847
(1)
United Airlines
Holdings, Inc.
91,999
0.1
389
United Rentals, Inc.
185,374
0.1
494
Valmont Industries, Inc.
125,229
0.1
492
Watsco, Inc.
179,359
0.1
1,064  Westinghouse Air
Brake Technologies
Corp.
119,721
0.1
1,042
(1)
WillScot Mobile Mini
Holdings Corp.
42,743
0.0
467
Woodward, Inc.
60,416
0.0
1,015
(1)
XPO, Inc.
75,750
0.1
10,318
Xylem, Inc.
1,068,326
0.8
33,720,638
24.6
Information Technology : 10.2%
718
(1)
Akamai Technologies,
Inc.
75,455
0.1
2,225
Amdocs Ltd.
198,470
0.1
18,962  Amphenol Corp.
- Class A
1,675,862
1.2
543
(1)
Arrow Electronics, Inc.
72,452
0.1
1,138
Avnet, Inc.
57,753
0.0
737
(1)
Cirrus Logic, Inc.
60,463
0.0
915
Cognex Corp.
43,078
0.0
2,075  Cognizant Technology
Solutions Corp. - Class
A
148,591
0.1
2,362
Corning, Inc.
77,521
0.1
847  Dolby Laboratories,
Inc. - Class A
71,546
0.1
396
(1)
Euronet Worldwide,
Inc.
34,595
0.0
419
(1)
F5, Inc.
68,574
0.1
58,300
(1)
Flex Ltd.
1,608,497
1.2
72,022  Hewlett Packard
Enterprise Co.
1,223,654
0.9

PORTFOLIO OF INVESTMENTS
as of August 31, 2023 (Unaudited) (continued)

Voya Multi-Manager Mid Cap
Value Fund
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Information Technology: (continued)
2,537
HP, Inc.
$ 75,374
0.1
333
(1)
IPG Photonics Corp.
36,084
0.0
1,572
Jabil, Inc.
179,868
0.1
251  Jack Henry &
Associates, Inc.
39,352
0.0
1,644
Juniper Networks, Inc.
47,873
0.0
653  Keysight Technologies,
Inc.
87,045
0.1
205
Littelfuse, Inc.
54,751
0.0
16,800
Maximus, Inc.
1,357,776
1.0
533  Microchip Technology,
Inc.
43,621
0.0
16,000
MKS Instruments, Inc.
1,603,680
1.2
3,500  Motorola Solutions,
Inc.
992,495
0.7
866
NetApp, Inc.
66,422
0.1
969
(1)
ON Semiconductor
Corp.
95,408
0.1
15,533  Skyworks Solutions,
Inc.
1,689,058
1.2
804
TD SYNNEX Corp.
81,807
0.1
188
(1)
Teledyne Technologies,
Inc.
78,640
0.1
634
(1)
VeriSign, Inc.
131,739
0.1
1,272
Vontier Corp.
39,954
0.0
40,700
(1)
Western Digital Corp.
1,831,500
1.3
132
(1)
Zebra Technologies
Corp. - Class A
36,301
0.0
13,985,259
10.2
Materials : 11.4%
371
Albemarle Corp.
73,721
0.1
5,790
Amcor PLC
56,395
0.0
9,254
AptarGroup, Inc.
1,226,710
0.9
9,592
Avery Dennison Corp.
1,806,941
1.3
1,611
(1)
Axalta Coating
Systems Ltd.
45,591
0.0
816
Ball Corp.
44,431
0.0
3,057  Berry Global Group,
Inc.
199,744
0.1
1,254  CF Industries
Holdings, Inc.
96,646
0.1
1,097
Corteva, Inc.
55,410
0.0
18,837
Crown Holdings, Inc.
1,745,437
1.3
1,493  DuPont de Nemours,
Inc.
114,797
0.1
358
Eagle Materials, Inc.
67,777
0.1
670
Eastman Chemical Co.
56,957
0.0
327
FMC Corp.
28,197
0.0
11,000
Franco-Nevada Corp.
1,583,560
1.2
4,950  Graphic Packaging
Holding Co.
110,088
0.1
2,237
Huntsman Corp.
62,345
0.0
1,534
International Paper Co.
53,567
0.0
1,043
Louisiana-Pacific Corp.
65,167
0.1
2,786  LyondellBasell
Industries NV - Class A
275,173
0.2
168  Martin Marietta
Materials, Inc.
74,997
0.1
181
NewMarket Corp.
85,005
0.1
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Materials: (continued)
2,421
Nucor Corp.
$ 416,654
0.3
1,311
Olin Corp.
76,064
0.1
12,336  Packaging Corp. of
America
1,839,298
1.3
457
PPG Industries, Inc.
64,784
0.0
5,172  Reliance Steel &
Aluminum Co.
1,473,813
1.1
386
Royal Gold, Inc.
43,267
0.0
13,312
RPM International, Inc.
1,327,739
1.0
2,894
Silgan Holdings, Inc.
130,606
0.1
1,353
Sonoco Products Co.
77,730
0.1
2,910
Steel Dynamics, Inc.
310,177
0.2
3,324  United States Steel
Corp.
103,343
0.1
297
Vulcan Materials Co.
64,820
0.0
13,239
Westlake Corp.
1,734,044
1.3
15,590,995
11.4
Real Estate : 6.9%
14,200  Alexandria Real Estate
Equities, Inc.
1,652,028
1.2
9,000  American Homes 4
Rent - Class A
324,360
0.2
2,508  Apartment Income
REIT Corp.
85,423
0.1
282  AvalonBay
Communities, Inc.
51,837
0.0
14,120
Camden Property Trust
1,519,594
1.1
2,124
(1)
CBRE Group, Inc.
- Class A
180,646
0.1
1,271
CubeSmart
53,013
0.1
293  EastGroup Properties,
Inc.
52,632
0.1
21,200  Equity LifeStyle
Properties, Inc.
1,419,552
1.0
832  Extra Space Storage,
Inc.
107,062
0.1
435  Federal Realty
Investment Trust
42,604
0.0
1,936  First Industrial Realty
Trust, Inc.
100,556
0.1
5,499  Host Hotels & Resorts,
Inc.
86,829
0.1
752
Iron Mountain, Inc.
47,782
0.0
250
(1)
Jones Lang LaSalle,
Inc.
43,200
0.0
17,300  Lamar Advertising Co.
- Class A
1,578,106
1.2
337  Mid-America
Apartment
Communities, Inc.
48,943
0.0
42,842  National Retail
Properties, Inc.
1,687,546
1.2
2,232  Omega Healthcare
Investors, Inc.
71,022
0.1
854  Regency Centers
Corp.
53,119
0.1
1,108  Spirit Realty Capital,
Inc.
42,780
0.0
1,006
STAG Industrial, Inc.
36,749
0.0

PORTFOLIO OF INVESTMENTS
as of August 31, 2023 (Unaudited) (continued)

Voya Multi-Manager Mid Cap
Value Fund
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Real Estate: (continued)
1,355
VICI Properties, Inc.
$ 41,788
0.0
3,520
Weyerhaeuser Co.
115,280
0.1
9,442,451
6.9
Utilities : 3.4%
33,510
Alliant Energy Corp.
1,681,197
1.2
1,023
Ameren Corp.
81,093
0.1
271  American Water Works
Co., Inc.
37,599
0.0
553
Atmos Energy Corp.
64,120
0.1
2,281  CenterPoint Energy,
Inc.
63,617
0.1
783
CMS Energy Corp.
43,997
0.0
1,199  Consolidated Edison,
Inc.
106,663
0.1
526
DTE Energy Co.
54,378
0.0
1,537
Edison International
105,822
0.1
759
Entergy Corp.
72,295
0.1
1,235
Evergy, Inc.
67,888
0.1
790
Eversource Energy
50,418
0.0
1,527
FirstEnergy Corp.
55,079
0.0
1,126  Hawaiian Electric
Industries, Inc.
15,786
0.0
508
IDACORP, Inc.
48,687
0.0
3,394
NiSource, Inc.
90,823
0.1
1,662
NRG Energy, Inc.
62,408
0.0
2,540
OGE Energy Corp.
86,487
0.1
1,554  Pinnacle West Capital
Corp.
120,078
0.1
2,135
PPL Corp.
53,204
0.0
830  Public Service
Enterprise Group, Inc.
50,696
0.0
680  WEC Energy Group,
Inc.
57,202
0.0
28,460
Xcel Energy, Inc.
1,625,920
1.2
4,695,457
3.4
Total Common Stock
(Cost $127,494,333)
133,742,478
97.4
EXCHANGE-TRADED FUNDS : 0.2%
4,636  iShares Russell Mid-
Cap ETF
339,633
0.2
Total Exchange-Traded
Funds
(Cost $337,437)
339,633
0.2
OTHER
(2)
: —%
Communication Services : —%
1,308
(3)(4)
GCI Liberty, Inc. -
Class A
—
—
Total Other
(Cost $—)
—
—
Total Long-Term
Investments
(Cost $127,831,770)
134,082,111
97.6
Shares RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : 2.4%
Mutual Funds : 2.4%
3,237,373
(5)
BlackRock Liquidity
Funds, FedFund,
Institutional Class,
5.220%
(Cost $3,237,373) $ 3,237,373 2.4
Total Short-Term
Investments
(Cost $3,237,373)
$ 3,237,373
2.4
Total Investments in
Securities
(Cost $131,069,143) $ 137,319,484 100.0
Liabilities in Excess
of Other Assets (63,616) 0.0
Net Assets $ 137,255,868 100.0
(1)
Non-income producing security.
(2)
Represents an escrow position for future entitlements, if any, on the defaulted bond. The escrow position was received in exchange for the defaulted bond as part of the bankruptcy reorganization of the bond issuer. These holdings are non-income producing.
(3)
For fair value measurement disclosure purposes, security is
categorized as Level 3, whose value was determined using
significant unobservable inputs.
(4)
Restricted security as to resale, excluding Rule 144A securities. As of August 31, 2023, the Fund held restricted securities with a fair value of $– or —% of net assets. Please refer to the table below for additional details.
(5)
Rate shown is the 7-day yield as of August 31, 2023.

PORTFOLIO OF INVESTMENTS
as of August 31, 2023 (Unaudited) (continued)

Voya Multi-Manager Mid Cap
Value Fund
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of August 31, 2023 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant
Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
August 31, 2023
Asset Table
Investments, at fair value
Common Stock* $ 133,742,478 $ — $ — $ 133,742,478
Exchange-Traded Funds 339,633 — — 339,633
Other — — — —
Short-Term Investments 3,237,373 — — 3,237,373
Total Investments, at fair value $ 137,319,484 $ — $ — $ 137,319,484
*
For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.
Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended August 31, 2023, where the following issuers were considered an affiliate:
Issuer
Beginning
Fair Value
at 5/31/2023
Purchases
at Cost
Sales
at Cost
Change In
Unrealized
Appreciation/
(Depreciation)
Ending
Fair
Value at
8/31/2023
Investment
Income
Realized
Gains/
(Losses)
Net
Capital
Gain
Distributions
Voya Financial, Inc. $ 66,647 $ — $ (62,175) $ 32 $ — $ — $ 6,220 $ —
$ 66,647 $ — $ (62,175) $ 32 $ — $ — $ 6,220 $ —
The financial statements for the above mutual fund[s] can be found at www.sec.gov.
At August 31, 2023, Voya Multi-Manager Mid Cap Value Fund held the following restricted securities:
Security Acquisition Date Acquisition Cost Fair Value
GCI Liberty, Inc. - Class A 5/23/2023 $ — $ —
$ — $ —
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 9,079,438
Gross Unrealized Depreciation (2,829,097)
Net Unrealized Appreciation $ 6,250,341